Intangible Assets	6 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

Note 6. Intangible Assets

	2024	2023
As of June 30,
Cost	9,783,409	8,613,615
Accumulated Amortization	(807,891)	(94,517)
Net book amount	$8,975,518	$8,519,098

	2024	2023
Six months period ended December 31,
Opening net book amount	8,975,518	8,519,098
Effect of changes in foreign exchange rates	282,950	(1,327,202)
Additions (i)	274,425	-
Amortization (ii)	(477,038)	(336,346)
Closing net book amount	$9,055,855	$6,855,550

	2024	2023
As of December 31,
Cost	10,340,784	7,286,413
Accumulated Amortization	(1,284,929)	(430,863)
Net book amount	$9,055,855	$6,855,550

(i)	Starting the second quarter of fiscal year 2025, Moolec identified that the development process of the “Piggy sooy” product completed stage “Early development”, consequently, the patent development expenses have started to be capitalized as part of a new intangible. As of December 31, 2024 the total capitalized amounts to $256,527.
(ii)	The amortization charge is included in Administrative expenses and Research and development expenses (see notes 19 and 20).